SEGMENTS (Details 3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Product Information [Line Items]
Net revenues	$ 5,610,000,000	$ 5,563,000,000	$ 16,926,000,000	$ 15,411,000,000
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,146,000,000	1,302,000,000	3,442,000,000	4,040,000,000
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	351,000,000	270,000,000	977,000,000	949,000,000
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	119,000,000	109,000,000	358,000,000	336,000,000
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	302,000,000	269,000,000	852,000,000	871,000,000
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	116,000,000	98,000,000	490,000,000	275,000,000
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	987,000,000	1,061,000,000	2,980,000,000	3,208,000,000
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	36,000,000	101,000,000	130,000,000	322,000,000
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	21,000,000	21,000,000	52,000,000	175,000,000
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	155,000,000	118,000,000	399,000,000	426,000,000
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	95,000,000	96,000,000	300,000,000	346,000,000
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	181,000,000	149,000,000	501,000,000	511,000,000
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,034,000,000	$ 2,048,000,000	$ 6,119,000,000	$ 6,471,000,000